Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2019 and 2020, are analyzed as follows:

Vessel (Borrower)	December 31, 2019	December 31, 2020
(a) Northsea Alpha (Secondone)	$3,690	$3,290
(a) Northsea Beta (Thirdone)	3,690	3,290
(b) Pyxis Malou (Fourthone)	10,020	8,730
(c) Pyxis Delta (Sixthone)	4,050	—
(c) Pyxis Theta (Seventhone)	13,469	14,950
(d) Pyxis Epsilon (Eighthone)	24,000	24,000
Total	$58,919	$54,260

Current portion	$9,241	$3,410
Less: Current portion of deferred financing costs	(257)	(155)
Current portion of long-term debt, net of deferred financing costs, current	$8,984	$3,255

Long-term portion	$49,678	$50,850
Less: Non-current portion of deferred financing costs	(445)	(519)
Long-term debt, net of current portion and deferred financing costs, non-current	$49,233	$50,331

Schedule of Principal Payments

The annual principal payments required to be made after December 31, 2020, are as follows:

To December 31,	Amount
2021	$3,410
2022	3,530
2023	35,970
2024	1,200
2025 and thereafter	10,150
Total	$54,260